UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: September 17, 2016 to October 17, 2016

Commission File Number of issuing entity: 333-172366-10

Central Index Key Number of issuing entity: 0001589802

WFRBS Commercial Mortgage Trust 2013-UBS1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172366

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886

UBS Real Estate Securities Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000729153

The Royal Bank of Scotland plc

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001592182

Rialto Mortgage Finance, LLC

(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3918790
38-3918791
38-3918792

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑S			X
X-A			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 17, 2016 a distribution was made to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by WFRBS Commercial Mortgage Trust 2013-UBS1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 17, 2016 to October 17, 2016.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on August 12, 2016. The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association (“Wells Fargo”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 12, 2016. The Central Index Key number for Wells Fargo is 0000740906.

UBS Real Estate Securities Inc. (“UBS”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 5, 2016. The Central Index Key number for UBS is 0001541886.

The Royal Bank of Scotland plc (“RBS plc”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2016. The Central Index Key number for RBS plc is 0000729153.

Rialto Mortgage Finance, LLC (“Rialto”), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2016. The Central Index Key number for Rialto is 0001592182.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted.  As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases (collectively, the “Additional Complaints”) alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the same court by RMBS investors in these and other transactions, and these cases have been consolidated before the same judge. On January 19, 2016, an order was entered in connection with the Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Complaint; the District Court also allowed Plaintiffs to file amended complaints if they so chose, and three amended complaints have been filed. On March 28, 2016, the BlackRock Plaintiffs filed a new complaint in state court in San Francisco with regard to the trusts that had been dismissed in the District Court’s January 19 Order; that action was dismissed on September 28, 2016 and the court held that any claims relating to the trusts at issue must be filed in New York state court. Motions to Dismiss all of the federal actions are pending. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Deutsche Bank Trust Company Americas (“DBTCA”) and Deutsche Bank National Trust Company (“DBNTC”) and have been sued by investors in civil litigation concerning their role as trustees of certain RMBS trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against DBNTC and DBTCA in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label RMBS trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (TIA), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss.  On March 22, 2016, plaintiffs filed an amended complaint in federal court.  In the amended complaint, plaintiffs assert claims in connection with 62 trusts governed by Indenture Agreements.   The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss the amended complaint on July 15, 2016.  On August 15, 2016, plaintiffs filed their opposition to the motion to dismiss.  On September 2, 2016, DBNTC and DBTCA filed a reply in support of their motion to dismiss.  Discovery is ongoing.

On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of California, Orange County with respect to 513 trusts.  On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant.  The amended complaint asserts three causes of action:  breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest.  Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts.  The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain.  On August 22, 2016, DBNTC and DBTCA filed a demurrer as to Plaintiffs’ breach of fiduciary duty cause of action and breach of the duty to avoid conflicts of interest cause of action and motion to strike as to Plaintiffs’ breach of contract cause of action.  On September 12, 2016, Plaintiffs filed oppositions to the demurrer and motion to strike of DBNTC and DBTCA.  On October 3, 2016, DBNTC and DBTCA filed replies in further support of their demurrer and motion to strike.  On October 18, 2016, the court granted DBNTC and DBTCA’s demurrer, providing Plaintiffs with thirty days’ leave to amend, and denied DBNTC and DBTCA’s motion to strike.  The parties are currently permitted to promulgate discovery, subject to deadlines set forth in a case management order entered on October 17, 2016.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts.  On May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of New York’s Streit Act, violation of the Trust Indenture Act, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code.  IKB alleges that DBNTC and DBTCA are liable for over U.S. $268 million in damages.  On October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss.

It is DBTCA’s belief that it has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 6. Significant Obligors of Pool Assets.

The Outlet Collection | Jersey Gardens mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 10, 2013. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $23,562,104.00 for the period of January 1, 2016 through June 30, 2016.

The Sullivan Center mortgage loan, which constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement filed with the SEC on December 10, 2013, was defeased as of April 27, 2016. Information pertaining to the defeasance collateral is shown below.

DESCRIPTION OF THE DEFEASANCE SECURITIES

Type	Defeasance Collateral Obligor	CUSIP Number	Defeasance Collateral Maturity Date	Allocated Par Amount	Coupon Rate	Expected Payment on Related Monthly Payment Date
T-BILL	U.S. Government	912796HN2	05-May-16	$208,810.57	0.000%	$208,803.83
T-BILL	U.S. Government	912796HT9	02-Jun-16	$66,740.09	0.000%	$66,730.24
T-BILL	U.S. Government	912796HY8	30-Jun-16	$57,488.99	0.000%	$57,468.78
T-BILL	U.S. Government	912796JD2	04-Aug-16	$66,740.09	0.000%	$66,696.73
T-NOTE	U.S. Government	912828D64	31-Aug-16	$253,744.49	0.500%	$254,123.04
T-NOTE	U.S. Government	912828RX0	31-Dec-16	$62,114.54	0.875%	$62,448.44
T-NOTE	U.S. Government	912828SC5	31-Jan-17	$66,740.09	0.875%	$67,059.79
T-NOTE	U.S. Government	912828J35	28-Feb-17	$42,290.75	0.500%	$42,305.94
T-NOTE	U.S. Government	912828SM3	31-Mar-17	$66,740.09	1.000%	$67,052.77
T-NOTE	U.S. Government	912X28SS0	30-Apr-17	$58,810.57	0.875%	$59,210.58
T-NOTE	U.S. Government	912828SY7	31-May-17	$66,740.09	0.625%	$66,894.61
T-NOTE	U.S. Government	912828XJ4	30-Jun-17	$58,149.78	0.625%	$58,235.58
T-NOTE	U.S. Government	912828TG5	31-Jul-17	$67,400.88	0.500%	$67,318.32
T-NOTE	U.S. Government	912828TM2	31-Aug-17	$66,740.09	0.625%	$66,719.43
T-NOTE	U.S. Government	912828TS9	30-Sep-17	$58,810.57	0.625%	$58,736.88
T-NOTE	U.S. Government	912828TW0	31-Oct-17	$66,740.09	0.750%	$66,968.25
T-NOTE	U.S. Government	912828M72	30-Nov-17	$58,810.57	0.875%	$59,102.68
T NOTE	U.S. Government	912828N55	31-Dec-17	$66,079.30	1.000%	$66,499.72
T-NOTE	U.S. Government	912828P20	31-Jan-18	$67,400.88	0.750%	$67,432.20
T-NOTE	U.S. Government	912828UR9	28-Feb-18	$42,290.75	0.750%	$42,276.62
T-NOTE	U.S. Government	912828Q45	31-Mar-18	$67,400.88	0.875%	$67,484.15
T-NOTE	U.S. Government	912828UZ1	30-Apr-18	$58,810.57	0.625%	$58,715.58
T-NOTE	U.S. Government	912828VE7	31-May-18	$66,740.09	1.000%	$67,178.78
T-NOTE	U.S. Government	912828QT0	30-Jun-18	$58,149.78	2.375%	$60,469.16
FHLMC	Federal Home Loan Mortgage Corporation	3134G9FV4	03-Aug-18	$75,067,400.88	3.000%	$78,485,783.25

The periodic reports for the Federal Home Loan Mortgage Corporation, Commission file number 001-34139, which is the obligor of certain of the indicated defeasance collateral indicated above, can be found and accessed by searching under the filings tab at www.sec.gov for the Federal Home Loan Mortgage Corporation’s Commission file number.

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for WFRBS Commercial Mortgage Trust 2013-UBS1, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	09/16/2016	$3,610.93
Current Distribution Date:	10/17/2016	$3,492.28

Interest Reserve Account Balance
Prior Distribution Date:	09/16/2016	$0.00
Current Distribution Date:	10/17/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1, relating to the October 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: October 28, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by WFRBS Commercial Mortgage Trust 2013-UBS1, relating to the October 17, 2016 distribution.